Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial Instruments

Note D.
Financial Instruments

Fair Value Measurements

Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the company’s financial assets and financial liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011.

($ in millions)

At December 31, 2012:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(1)
Time deposits and certificates of deposit	$—	$3,694	$—	$3,694
Commercial paper	—	2,098	—	2,098
Money market funds	1,923	—	—	1,923
Other securities	—	30	—	30
Total	1,923	5,823	—	7,746	(6)
Debt securities—current(2)	—	717	—	717	(6)
Debt securities—noncurrent(3)	2	8	—	10
Available-for-sale equity investments(3)	34	—	—	34
Derivative assets(4)
Interest rate contracts	—	604	—	604
Foreign exchange contracts	—	305	—	305
Equity contracts	—	9	—	9
Total	—	918	—	918	(7)
Total assets	$1,959	$7,466	$—	$9,424	(7)
Liabilities
Derivative liabilities(5)
Foreign exchange contracts	$—	$496	$—	$496
Equity contracts	—	7	—	7
Total liabilities	$—	$503	$—	$503	(7)

(1)       Included within cash and cash equivalents in the Consolidated Statement of Financial Position.

(2)       Commercial paper and certificates of deposit reported as marketable securities in the Consolidated Statement of Financial Position.

(3)       Included within investments and sundry assets in the Consolidated Statement of Financial Position.

(4)       The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments in sundry assets in the Consolidated Statement of Financial Position at December 31, 2012 are $333 million and $585 million, respectively.

(5)       The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2012 are $426 million and $78 million, respectively.

(6)       Available-for-sale securities with carrying values that approximate fair value.

(7)       If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $262 million each.

($ in millions)

At December 31, 2011:	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents(1)
Time deposits and certificates of deposit*	$—	$1,931	$—	$1,931
Commercial paper *	—	777	—	777
Money market funds	1,886	—	—	1,886
U.S. government securities	—	2,750	—	2,750
Canada government securities*	—	983	—	983
Other securities	—	8	—	8
Total	1,886	6,449	—	8,335	(5)
Debt securities—noncurrent(2)	1	7	—	8
Available-for-sale equity investments(2)	69	14	—	83
Derivative assets(3)
Interest rate contracts	—	783	—	783
Foreign exchange contracts	—	510	—	510
Equity contracts	—	7	—	7
Total	—	1,300	—	1,300	(6)
Total assets	$1,956	$7,770	$—	$9,726	(6)
Liabilities
Derivative liabilities(4)
Foreign exchange contracts	$—	$523	$—	$523
Equity contracts	—	8	—	8
Total liabilities	$—	$531	$—	$531	(6)

*               Represents a change from the 2011 Annual Report to reflect Canada government securities of $983 million previously reported in Commercial paper, and a reduction of $151 million in Time deposits and certificates of deposit due to certain holdings which were out of the scope of this disclosure.

(1)       Included within cash and cash equivalents in the Consolidated Statement of Financial Position.

(2)       Included within investments and sundry assets in the Consolidated Statement of Financial Position.

(3)       The gross balances of derivative assets contained within prepaid expenses and other current assets, and investments and sundry assets in the Consolidated Statement of Financial Position at December 31, 2011 are $546 million and $754 million, respectively.

(4)       The gross balances of derivative liabilities contained within other accrued expenses and liabilities, and other liabilities in the Consolidated Statement of Financial Position at December 31, 2011 are $365 million and $166 million, respectively.

(5)       Available-for-sale securities with carrying values that approximate fair value.

(6)       If derivative exposures covered by a qualifying master netting agreement had been netted in the Consolidated Statement of Financial Position, the total derivative asset and liability positions would have been reduced by $324 million each.

There were no transfers between Levels 1 and 2 for the years ended December 31, 2012 and 2011.

Financial Assets and Liabilities Not Measured at Fair Value

Short-Term Receivables and Payables

Notes and other accounts receivable and other investments are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarcy.

Loans and Long-Term Receivables

Fair values are based on discounted future cash flows using current interest rates offered for similar loans to clients with similar credit ratings for the same remaining maturities. At December 31, 2012 and 2011, the difference between the carrying amount and estimated fair value for loans and long-term receivables was immaterial. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarcy.

Long-Term Debt

Fair value of publicly traded long-term debt is based on quoted market prices for the identical liability when traded as an asset in an active market. For other long-term debt for which a quoted market price is not available, an expected present value technique that uses rates currently available to the company for debt with similar terms and remaining maturities is used to estimate fair value. The carrying amount of long-term debt is $24,088 million and $22,857 million and the estimated fair value is $27,119 million and $27,383 million at December 31, 2012 and 2011, respectively. If measured at fair value in the financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarcy.

Debt and Marketable Equity Securities

The company’s cash equivalents and current debt securities are considered available-for-sale and recorded at fair value, which is not materially different from carrying value, in the Consolidated Statement of Financial Position. The following tables summarize the company’s noncurrent debt and marketable equity securities which are also considered available-for-sale and recorded at fair value in the Consolidated Statement of Financial Position.

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2012:	Cost	Gains	Losses	Value
Debt securities—noncurrent(1)	$8	$2	$—	$10
Available-for-sale equity investments(1)	$31	$4	$(1)	$34

(1)         Included within investments and sundry assets in the Consolidated Statement of Financial Position.

($ in millions)

		Gross	Gross
	Adjusted	Unrealized	Unrealized	Fair
At December 31, 2011:	Cost	Gains	Losses	Value
Debt securities—noncurrent(1)	$7	$1	$—	$8
Available-for-sale equity investments(1)	$58	$27	$(2)	$83

(1)         Included within investments and sundry assets in the Consolidated Statement of Financial Position.

Based on an evaluation of available evidence as of December 31, 2012, the company believes that unrealized losses on debt and available-for-sale equity securities are temporary and do not represent an other-than-temporary impairment.

Sales of debt and available-for-sale equity securities were as follows:

($ in millions)

For the year ended December 31:	2012	2011	2010
Proceeds	$112	$405	$16
Gross realized gains (before taxes)	45	232	6
Gross realized losses (before taxes)	(1)	(0)	(0)

The after-tax net unrealized gains/(losses) on available-for-sale debt and equity securities that have been included in other comprehensive income/(loss) and the after-tax net (gains)/losses reclassified from accumulated other comprehensive income/(loss) to net income were as follows:

($ in millions)

For the year ended December 31:	2012	2011
Net unrealized gains/(losses) arising during the period	$17	$(7)
Net unrealized (gains)/losses reclassified to net income*	(25)	(143)

*                 Includes writedowns of $2.0 million and $0.3 million in 2012 and 2011, respectively.

The contractual maturities of substantially all available-for-sale debt securities were less than one year at December 31 , 2012.

Derivative Financial Instruments

The company operates in multiple functional currencies and is a significant lender and borrower in the global markets. In the normal course of business, the company is exposed to the impact of interest rate changes and foreign currency fluctuations, and to a lesser extent equity and commodity price changes and client credit risk. The company limits these risks by following established risk management policies and procedures, including the use of derivatives, and, where cost effective, financing with debt in the currencies in which assets are denominated. For interest rate exposures, derivatives are used to better align rate movements between the interest rates associated with the company’s lease and other financial assets and the interest rates associated with its financing debt. Derivatives are also used to manage the related cost of debt. For foreign currency exposures, derivatives are used to better manage the cash flow volatility arising from foreign exchange rate fluctuations.

As a result of the use of derivative instruments, the company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. To mitigate the counter-party credit risk, the company has a policy of only entering into contracts with carefully selected major financial institutions based upon their overall credit profile. The company’s established policies and procedures for mitigating credit risk on principal transactions include reviewing and establishing limits for credit exposure and continually assessing the creditworthiness of counterparties. The right of set-off that exists under certain of these arrangements enables the legal entities of the company subject to the arrangement to net amounts due to and from the counterparty reducing the maximum loss from credit risk in the event of counterparty default.

The company is also a party to collateral security arrangements with most of its major counterparties. These arrangements require the company to hold or post collateral (cash or U.S. Treasury securities) when the derivative fair values exceed contractually established thresholds. Posting thresholds can be fixed or can vary based on credit default swap pricing or credit ratings received from the major credit agencies. The aggregate fair value of all derivative instruments under these collateralized arrangements that were in a liability position at December 31, 2012 and 2011 was $94 million and $131 million, respectively, for which no collateral was posted at December 31, 2012 and December 31, 2011. Full collateralization of these agreements would be required in the event that the company’s credit rating falls below investment grade or if its credit default swap spread exceeds 250 basis points, as applicable, pursuant to the terms of the collateral security arrangements. The aggregate fair value of derivative instruments in net asset positions as of December 31, 2012 and 2011 was $918 million and $1,300 million, respectively. This amount represents the maximum exposure to loss at the reporting date as a result of the counter-parties failing to perform as contracted. This exposure was reduced by $262 million and $324 million at December 31, 2012 and 2011, respectively, of liabilities included in master netting arrangements with those counterparties. Additionally, at December 31, 2012 and 2011, this exposure was reduced by $69 million and $466 million of cash collateral, respectively, received by the company. In addition to cash collateral, the company held $31 million in non-cash collateral, in U.S. Treasury securities at December 31, 2012. Per accounting guidance, non-cash collateral is not recorded on the Statement of Financial Position.

The company does not offset derivative assets against liabilities in master netting arrangements nor does it offset receivables or payables recognized upon payment or receipt of cash collateral against the fair values of the related derivative instruments. No amount was recognized in other receivables at December 31, 2012 and December 31, 2011 for the right to reclaim cash collateral. The amount recognized in accounts payable for the obligation to return cash collateral totaled $69 million and $466 million at December 31, 2012 and 2011, respectively. The company restricts the use of cash collateral received to rehypothecation, and therefore reports it in prepaid expenses and other current assets in the Consolidated Statement of Financial Position. No amount was rehypothecated at December 31, 2012 and December 31, 2011.

The company may employ derivative instruments to hedge the volatility in stockholders’ equity resulting from changes in currency exchange rates of significant foreign subsidiaries of the company with respect to the U.S. dollar. These instruments, designated as net investment hedges, expose the company to liquidity risk as the derivatives have an immediate cash flow impact upon maturity which is not offset by a cash flow from the translation of the underlying hedged equity. The company monitors this cash loss potential on an ongoing basis, and may discontinue some of these hedging relationships by de-designating the derivative instrument in order to manage the liquidity risk. Although not designated as accounting hedges, the company may utilize derivatives to offset the changes in the fair value of the de-designated instruments from the date of de-designation until maturity.

In its hedging programs, the company uses forward contracts, futures contracts, interest-rate swaps and cross-currency swaps, depending upon the underlying exposure. The company is not a party to leveraged derivative instruments.

A brief description of the major hedging programs, categorized by underlying risk, follows.

Interest Rate Risk

Fixed and Variable Rate Borrowings

The company issues debt in the global capital markets, principally to fund its financing lease and loan portfolio. Access to cost-effective financing can result in interest rate mismatches with the underlying assets. To manage these mismatches and to reduce overall interest cost, the company uses interest rate swaps to convert specific fixed-rate debt issuances into variable-rate debt (i.e., fair value hedges) and to convert specific variable-rate debt issuances into fixed-rate debt (i.e., cash flow hedges). At December 31, 2012 and 2011, the total notional amount of the company’s interest rate swaps was $4.3 billion and $5.9 billion, respectively. The weighted-average remaining maturity of these instruments at December 31, 2012 and December 31, 2011 was approximately 5.1 years and 5.5 years, respectively.

Forecasted Debt Issuance

The company is exposed to interest rate volatility on future debt issuances. To manage this risk, the company may use forward-starting interest rate swaps to lock in the rate on the interest payments related to the forecasted debt issuance. These swaps are accounted for as cash flow hedges. The company did not have any derivative instruments relating to this program outstanding at December 31, 2012 and 2011.

At December 31, 2012 and 2011, net gains of approximately $1 million and net losses of approximately $5 million (before taxes), respectively, were recorded in AOCI in connection with cash flow hedges of the company’s borrowings. Within these amounts less than $1 million of gains and $6 million of losses, respectively, are expected to be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying transactions.

Foreign Exchange Risk

Long-Term Investments in Foreign Subsidiaries

(Net Investment)

A large portion of the company’s foreign currency denominated debt portfolio is designated as a hedge of net investment in foreign subsidiaries to reduce the volatility in stockholders’ equity caused by changes in foreign currency exchange rates in the functional currency of major foreign subsidiaries with respect to the U.S. dollar. The company also uses cross-currency swaps and foreign exchange forward contracts for this risk management purpose. At December 31, 2012 and 2011, the total notional amount of derivative instruments designated as net investment hedges was $3.3 billion and $5.0 billion, respectively. The weighted-average remaining maturity of these instruments at December 31, 2012 and 2011 was approximately 0.4 years for both periods.

Anticipated Royalties and Cost Transactions

The company’s operations generate significant nonfunctional currency, third-party vendor payments and intercompany payments for royalties and goods and services among the company’s non-U.S. subsidiaries and with the parent company. In anticipation of these foreign currency cash flows and in view of the volatility of the currency markets, the company selectively employs foreign exchange forward contracts to manage its currency risk. These forward contracts are accounted for as cash flow hedges. The maximum length of time over which the company is hedging its exposure to the variability in future cash flows is four years. At December 31, 2012 and 2011, the total notional amount of forward contracts designated as cash flow hedges of forecasted royalty and cost transactions was $10.7 billion and $10.9 billion, respectively, with a weighted-average remaining maturity of 0.7 years at both year-end dates.

At December 31, 2012 and December 31, 2011, in connection with cash flow hedges of anticipated royalties and cost transactions, the company recorded net losses of $138 million and net gains of $88 million (before taxes), respectively, in AOCI. Within these amounts $79 million of losses and $191 million of gains, respectively, are expected to be reclassified to net income within the next 12 months, providing an offsetting economic impact against the underlying anticipated transactions.

Foreign Currency Denominated Borrowings

The company is exposed to exchange rate volatility on foreign currency denominated debt. To manage this risk, the company employs cross-currency swaps to convert fixed-rate foreign currency denominated debt to fixed-rate debt denominated in the functional currency of the borrowing entity. These swaps are accounted for as cash flow hedges. The maximum length of time over which the company hedges its exposure to the variability in future cash flows is approximately three years. At December 31, 2012 and December 31, 2011, no instruments relating to this program were outstanding.

Subsidiary Cash and Foreign Currency

Asset/Liability Management

The company uses its Global Treasury Centers to manage the cash of its subsidiaries. These centers principally use currency swaps to convert cash flows in a cost-effective manner. In addition, the company uses foreign exchange forward contracts to economically hedge, on a net basis, the foreign currency exposure of a portion of the company’s nonfunctional currency assets and liabilities. The terms of these forward and swap contracts are generally less than one year. The changes in the fair values of these contracts and of the underlying hedged exposures are generally offsetting and are recorded in other (income) and expense in the Consolidated Statement of Earnings. At December 31, 2012 and 2011, the total notional amount of derivative instruments in economic hedges of foreign currency exposure was $12.9 billion and $13.6 billion, respectively.

Equity Risk Management

The company is exposed to market price changes in certain broad market indices and in the company’s own stock primarily related to certain obligations to employees. Changes in the overall value of these employee compensation obligations are recorded in SG&A expense in the Consolidated Statement of Earnings. Although not designated as accounting hedges, the company utilizes derivatives, including equity swaps and futures, to economically hedge the exposures related to its employee compensation obligations. The derivatives are linked to the total return on certain broad market indices or the total return on the company’s common stock. They are recorded at fair value with gains or losses also reported in SG&A expense in the Consolidated Statement of Earnings. At December 31, 2012 and 2011, the total notional amount of derivative instruments in economic hedges of these compensation obligations was $1.2 billion and $1.0 billion, respectively.

Other Risks

The company may hold warrants to purchase shares of common stock in connection with various investments that are deemed derivatives because they contain net share or net cash settlement provisions. The company records the changes in the fair value of these warrants in other (income) and expense in the Consolidated Statement of Earnings. The company did not have any warrants qualifying as derivatives outstanding at December 31, 2012 and 2011.

The company is exposed to a potential loss if a client fails to pay amounts due under contractual terms. The company utilizes credit default swaps to economically hedge its credit exposures. These derivatives have terms of one year or less. The swaps are recorded at fair value with gains and losses reported in other (income) and expense in the Consolidated Statement of Earnings. The company did not have any derivative instruments relating to this program outstanding at December 31, 2012 and 2011.

The following tables provide a quantitative summary of the derivative and non-derivative instrument related risk management activity as of December 31, 2012 and 2011 as well as for the years ended December 31, 2012, 2011 and 2010, respectively.

Fair Values of Derivative Instruments in the Consolidated Statement of Financial Position

($ in millions)

	Fair Value of Derivative Assets			Fair Value of Derivative Liabilities
	Balance			Balance
	Sheet			Sheet
At December 31:	Classification	2012	2011	Classification	2012	2011
Designated as hedging instruments
Interest rate contracts	Prepaid expenses and other current assets	$47	$50	Other accrued expenses and liabilities	$—	$—
	Investments and sundry assets	557	733	Other liabilities	—	—
Foreign exchange contracts	Prepaid expenses and other current assets	135	407	Other accrued expenses and liabilities	267	273
	Investments and sundry assets	5	—	Other liabilities	78	155
	Fair value of derivative assets	$744	$1,190	Fair value of derivative liabilities	$345	$428
Not designated as hedging instruments
Foreign exchange contracts	Prepaid expenses and other current assets	$142	$82	Other accrued expenses and liabilities	$152	$84
	Investments and sundry assets	23	21	Other liabilities	—	11
Equity contracts	Prepaid expenses and other current assets	9	7	Other accrued expenses and liabilities	7	8
	Fair value of derivative assets	$174	$110	Fair value of derivative liabilities	$159	$103
Total debt designated as hedging instruments
Short-term debt		N/A	N/A		$578	$—
Long-term debt		N/A	N/A		3,035	1,884
Total		$918	$1,300		$4,116	$2,415

N/A—Not applicable

The Effect of Derivative Instruments in the Consolidated Statement of Earnings

($ in millions)

	Gain/(Loss) Recognized in Earnings
	Consolidated
	Statement of	Recognized			Attributable to Risk
	Earnings	on Derivatives(1)			Being Hedged(2)
For the year ended December 31:	Line Item	2012	2011	2010	2012	2011	2010
Derivative instruments in fair value hedges
Interest rate contracts	Cost of financing	$65	$271	$241	$59	$(117)	$(70)
	Interest expense	55	205	160	50	(89)	(46)
Derivative instruments not designated as hedging instruments(1)
Foreign exchange contracts	Other (income) and expense	(311)	352	299	N/A	N/A	N/A
Equity contracts	SG&A expense	110	42	105	N/A	N/A	N/A
Warrants	Other (income) and expense	—	10	—	N/A	N/A	N/A
Total		$(81)	$880	$805	$108	$(206)	$(116)

($ in millions)

	Gain/(Loss) Recognized in Earnings and Other Comprehensive Income
				Consolidated				Ineffectiveness and
	Effective Portion			Statement of	Effective Portion			Amounts Excluded from
	Recognized in OCI			Earnings	Reclassified from AOCI			Effectiveness Testing(3)
For the year ended December 31:	2012	2011	2010	Line Item	2012	2011	2010	2012	2011	2010
Derivative instruments in cash flow hedges
Interest rate contracts	$—	$—	$—	Interest expense	$(6)	$(8)	$(8)	$—	$—	$—

Foreign exchange contracts	32	(266)	371	Other (income) and expense	237	(247)	(54)	3	(3)	(4)
				Cost of sales	7	(182)	(92)	—	—	—
				SG&A expense	16	(74)	(49)	—	—	—
Instruments in net investment hedges(4)
Foreign exchange contracts	(26)	45	178	Interest expense	—	0	0	11	(9)	(3)
Total	$6	$(221)	$549		$253	$(511)	$(203)	$14	$(12)	$(7)

(1)   The amount includes changes in clean fair values of the derivative instruments in fair value hedging relationships and the periodic accrual for coupon payments required under these derivative contracts.

(2)   The amount includes basis adjustments to the carrying value of the hedged item recorded during the period and amortization of basis adjustments recorded on de-designated hedging relationships during the period.

(3)   The amount of gain/(loss) recognized in income represents ineffectiveness on hedge relationships.

(4)   Instruments in net investment hedges include derivative and non-derivative instruments.

N/A—Not applicable

For the 12 months ending December 31, 2012, 2011 and 2010, there were no significant gains or losses recognized in earnings representing hedge ineffectiveness or excluded from the assessment of hedge effectiveness (for fair value hedges), or associated with an underlying exposure that did not or was not expected to occur (for cash flow hedges); nor are there any anticipated in the normal course of business.

Refer to note A, “Significant Accounting Policies,” on page 83 for additional information on the company’s use of derivative financial instruments.